OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER PAYABLES

	December 31, 2023	December 31, 2022

Employees, salaries and related liabilities	726	392
Related party	4	56
Liabilities for grants received (see also note 20)	153	50
Excise Tax	1,569	-
Other	31	152
Total	2,483	650